Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	201,187,677	(25,076,191)	176,111,486
- Depreciation for the year	-	(18,522,217)	(18,522,217)
- Vessel held for sale	(11,494,650)	2,995,781	(8,498,869)
- Vessel acquisitions and improvements	67,480,026	-	67,480,026
Balance, December 31, 2022	257,173,053	(40,602,627)	216,570,426
- Depreciation for the year	-	(22,835,469)	(22,835,469)
- Vessel impairment	(18,442,104)	4,609,388	(13,832,716)
- Newbuilding vessels “Gregos” & "Terataki" delivered during the year	84,902,861	-	84,902,861
- Vessel acquisitions and improvements	2,821,053	-	2,821,053
Balance, December 31, 2023	326,454,863	(58,828,708)	267,626,155